CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
REVENUE
Revenue	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Administration expenses	848,979	231,482	1,567,549	742,037
Occupancy expenses	4,938	2,777	3,719	11,016
Research and development	153,474	3,879	134,319	8,168
TOTAL OPERATING EXPENSES	1,007,391	238,138	1,705,587	761,221
LOSS FROM OPERATIONS	(1,007,391)	(238,138)	(1,705,587)	(761,221)
OTHER INCOME (EXPENSE)
Interest expense	(418,644)	(548,479)	(1,323,902)	(93,147)
Interest income	2,027	3	33	18
Other expense	0	(50,002)	(50,002)	0
Change in fair value of derivative liabilities	795,853	114,536	(541,981)	(16,522)
Gain on debt settlements, net	0	(36,263)	375,547	0
Foreign currency transaction loss	(210,739)	(24,957)	(244,332)	(6,959)
TOTAL OTHER INCOME (EXPENSE)	168,497	(545,162)	(1,784,637)	(116,610)
LOSS BEFORE INCOME TAXES	(838,894)	(783,300)	(3,490,224)	(877,831)
INCOME TAX BENEFIT	0	0	77,470	48,267
NET INCOME (LOSS)	(838,894)	(783,300)	(3,412,754)	(829,564)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	258,430	114,817	403,831	(58,274)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	$ (580,464)	$ (668,483)	$ (3,008,923)	$ (887,838)
BASIC AND DILUTED NET LOSS PER SHARE (in dollars per share)	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.01)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING (in shares)	350,228,617	76,297,745	177,633,496	72,350,555